Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Reporting Entity Basis Of Presentation And Liquidity [Abstract]
Schedule of financial statements
	Term	Definition
1	Backbone	Backbone Hosting Solutions Inc.
2	Volta	9159-9290 Quebec Inc.
3	Backbone Argentina	Backbone Hosting Solutions SAU
4	Backbone Paraguay	Backbone Hosting Solutions Paraguay SA
5	Backbone Mining	Backbone Mining Solutions LLC
6	BTC	Bitcoin
7	BVVE	Blockchain Verification and Validation Equipment
8	CAD	Canadian Dollars
9	USD	U.S. Dollars
10	ARS	Argentine Pesos